ORGANIZATION AND BASIS OF PRESENTATION (Details Textual) - USD ($)	Jun. 30, 2015	Jan. 31, 2015	Oct. 14, 2014
Cash	$ 4,798	$ 1,767	$ 0
Working Capital Deficit		$ 418,217